Financial instruments and fair value measurements (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Financial Instruments and Fair Value Measurements

	Fair Value at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets:
Provisional pricing embedded derivatives (a)	$7,999	$-	$7,999	$-
Available for sale investments (b)	8,441	8,441	-	-
	$16,440	$8,441	$7,999	$-

	Fair Value at December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets:
Provisional pricing embedded derivatives (a)	$11,141	$-	$11,141	$-
Available for sale investments (b)	4,344	4,344	-	-
	$15,485	$4,344	$11,141	$-

(a)

Trade and other receivables and trade and other payables include provisionally priced receivables and payables relating to sales contracts where selling price is determined after delivery to the customer, based on the market price at the relevant quotation point stipulated in the contract. Revenue is recognized on provisionally priced sales based on the forward selling price for the period in the contract and also includes changes in the fair value of the provisional pricing embedded derivatives.

(b)	The Company’s freely tradable available for sale investments are classified within level 1 of the fair value hierarchy as they are valued using quoted market prices in active markets.